Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash at bank	$ 76	$ 1,403
Other receivables	7	10
Security deposit	28	28
Prepaid expenses and other current assets	543	16
Total current assets	654	1,457
Non-current assets
Property and equipment	5	10
Operating lease right-of-use asset, net	10	158
Total assets	669	1,625
Current liabilities
Accounts payable and accrued liabilities	2,560	1,934
Short term loan	0	0
Operating lease liability due within one year	11	173
Total current liability	2,571	2,107
Long term operating lease liability	0	0
Total liabilities	2,571	2,107
Equity
Share capital - unlimited authorized shares at no par value 93,265 and 90,515 shares outstanding at September 30, 2023 and December 31, 2022, respectively	173,353	171,671
Additional paid-in capital	27,416	26,985
Accumulated deficit	(202,671)	(199,138)
Total stockholders' equity	(1,902)	(482)
Total liabilities and stockholders' equity	$ 669	$ 1,625